Annual Fund Operating Expenses - First Eagle Core Plus Municipal Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[1]
Distribution and Service (12b-1) Fees	0.25%
Remainder of Other Expenses	0.41%
Interest and Related Expenses	0.19%	[2]
Other Expenses	0.60%	[3]
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.56%)	[1]
Net Expenses (as a percentage of Assets)	0.69%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[1]
Distribution and Service (12b-1) Fees	1.00%
Remainder of Other Expenses	0.41%
Interest and Related Expenses	0.19%	[2]
Other Expenses	0.60%	[3]
Expenses (as a percentage of Assets)	2.00%
Fee Waiver or Reimbursement	(0.56%)	[1]
Net Expenses (as a percentage of Assets)	1.44%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[1]
Distribution and Service (12b-1) Fees	0.00%
Remainder of Other Expenses	0.41%
Interest and Related Expenses	0.19%	[2]
Other Expenses	0.60%	[3]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.56%)	[1]
Net Expenses (as a percentage of Assets)	0.44%

[1]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, C and I so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.50%, 1.25% and 0.25% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C and I will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.50%, 1.25% and 0.25% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[2]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.
[3]	“Other Expenses” are based on estimated expenses for the current fiscal year; actual expenses may vary.